Stockholders' Equity and Regulatory Matters (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Preferred Stock, Authorized	500,000	500,000
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock, Issued	0	0
Shares Available For Issuance Under Dividend Reinvestment Plan	141,887
Remaining Number of Shares Authorized Under Repurchase Program	170,574
Undistributed Earnings of Subsidiary, Available for Distribution	$ 42,119
Shares issued during period under employee stock purchase plans	2,134	1,961	3,764
Treasury Stock [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Shares Repurchased Under Repurchase Program	3,416	4,289	49,370